DIGITAL ASSETS	6 Months Ended
Sep. 30, 2025
Digital Assets
DIGITAL ASSETS

NOTE 7. DIGITAL ASSETS

At September 30, 2025 and March 31, 2025, Digital assets were comprised of the following (in thousands, except for number of tokens held):

	September 30,
	2025
	(Unaudited)	March 31, 2025

Approximate number of TON Tokens held	519,459	–
TON Tokens, fair value (in thousands)	$1,408	$–

Approximate number of Bitcoin Tokens held	4	–
Bitcoin Tokens, fair value (in thousands)	$410	$–
Digital assets, fair value (in thousands)	$1,818	$–

At September 30, 2025, digital assets totaling $1.8 million were managed under the Alpha Sigma Capital asset management agreement and none were managed under the DWF Labs treasury management agreement.

The following table summarizes the Company’s digital asset purchases, contributions, unrealized gains (losses) on digital assets, and sales of digital assets for the three and six months ended September 30, 2025:

Three and six months ended
September 30,
2025 (unaudited)
	TON	Bitcoin	Total
Digital asset value as of April 1	$–	$–	$–
Digital asset purchases	–	–	–
Contribution of digital assets	–	–	–
Unrealized losses on digital assets recognized in Statement of Operations	–	–	–
Unrealized gains on digital assets recognized in Other comprehensive income	–	–	–
Digital assets sold	–	–	–
Digital asset value as of June 30	$–	$–	$–
Digital asset purchases	–	–	–
Contribution of digital assets	1,382	420	1,802
Unrealized losses on digital assets recognized in Statement of Operations	–	(10)	(10)
Unrealized gains on digital assets recognized in Other comprehensive income	26	–	26
Digital assets sold	–	–	–
Digital asset value as of September 30	$1,408	$410	$1,818

The Company did not hold or transact Digital assets during the three and six months ended September 30, 2024.

The following table summarizes the composition of digital tokens held broken out by liquid and locked as of:

	September 30,
	2025
	(Unaudited)	March 31, 2025

Number of TON Tokens liquid	519,459	–
Number of Bitcoin Tokens liquid	4	–

The Company valued the TON treasury at $2.70 per liquid token and the Bitcoin treasury at $114,058 per token as of September 30, 2025. The Company did not hold digital assets as of March 31, 2025.

The Company’s Digital assets are viewed as long-term holdings for the purpose of potential asset appreciation and are therefore classified as a noncurrent asset within the Condensed consolidated statements of financial position.